Derivative financial instruments - Disclosure of outstanding gold collars (Details) - Gold collars - 2026	Dec. 31, 2024 oz $ / oz
Disclosure of detailed information about hedges [line items]
Derivative transaction, gold quantity (in ounces) | oz	200,004
Weighted average put strike price (in USD per ounce)	1,900
Weighted average call strike price (in USD per ounce)	2,667